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Renee M. Hardt Shareholder +1 312 609 7616 rhardt@vedderprice.com

April 25, 2023

VIA EDGAR Securities and Exchange Commission 100 F. Street, NE Washington, D.C. 20546

Re:	Driehaus Mutual Funds (“Registrant”) Registration Nos. 333-05265 and 811-07655

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the forms of Prospectus and Statement of Additional Information, each dated April 30, 2022, as filed on April 25, 2023 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

 Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/ser